Consolidated Statement of Changes in Equity - AUD ($)	Issued capital	Reserve	Accumulated losses	Total
Balance at Jun. 30, 2022	$ 25,298,909	$ 34,722	$ (4,478,237)	$ 20,855,394
Loss after income tax expense for the year			(3,506,220)	(3,506,220)
Other comprehensive income for the year, net of tax
Total comprehensive loss for the year			(3,506,220)	(3,506,220)
Share-based reserve		(34,722)	34,722
Share capital subscribed (note 26)	1,309,318			1,309,318
Balance at Jun. 30, 2023	26,608,227		(7,949,735)	18,658,492
Loss after income tax expense for the year			(3,546,195)	(3,546,195)
Other comprehensive income for the year, net of tax
Total comprehensive loss for the year			(3,546,195)	(3,546,195)
Balance at Jun. 30, 2024	$ 26,608,227		$ (11,495,930)	$ 15,112,297